TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs. According to the provisions of the Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.

Therefore, the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has not been eligible for benefits since 2007.

As of December 31, 2017, retained earnings included approximately $540 in tax-exempt income earned by the Company's "Approved Enterprise". The Company's Board of Directors has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise". Tax-exempt income attributable to the "Approved Enterprise" cannot be distributed to shareholders without subjecting the Company to taxes except upon complete liquidation of the Company. If such retained tax-exempt income is distributed in a manner other than upon the complete liquidation of the Company, it would be taxed at the corporate tax rate between 10% and 25%, applicable to such profits as if the Company had not elected the alternative tax benefits and an income tax liability would be incurred by the Company up to a maximum amount of $180.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the certificate of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of December 31, 2017, management believes that the Company is in compliance with all of the aforementioned conditions.

However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval. Therefore, the Company's existing "Approved Enterprises" are generally not subject to the provisions of the 2005 Amendment (see below). As a result of the 2005 Amendment, tax-exempt income generated under the provisions of the Investment Law, as amended, will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular tax rate prevailing at that time.

On April 1, 2005, an amendment to the Investment Law came into effect (the "2005 Amendment") that significantly changed the provisions of the Investment Law. The 2005 Amendment limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a "Beneficiary Enterprise" including a provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval.

As of December 31, 2017, there was no taxable income attributable to the Beneficiary Enterprise.

In January 2011, another amendment to the Investment Law came into effect ("the 2011 Amendment"). According to the 2011 Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire income subject to this amendment (the "Preferred Income"). Once an election is made, the Company's income will be subject to the amended tax rate of 16% from 2015 and thereafter (or 9% a preferred enterprise located in development area A).

The Company does not currently intend to adopt the 2011 Amendment and intends to continue to comply with the Investment Law as in effect prior to enactment of the 2011 Amendment.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2016 and 2017 Budget Years), 2016 which includes Amendment 73 to the Investment Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2016 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to regulations that were issued by the Minister of Finance in May 2017. The new tax tracks under the Amendment are as follows: Technological Preferred Enterprise ("TPE") - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A TPE, as defined in the Investment Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

The Company has evaluated the effect on its financial statements of the transition to the preferred enterprise tax track, and as of the date of the approval of the financial statements, the Company believes that it will not transition to the preferred enterprise tax track. Accordingly, the Company did not adjust its deferred tax balances as of December 31, 2017. The Company's position may change in the future.

3.	Tax benefits under the law for the Encouragement of Industry (taxes), 1969 (the "Encouragement Law"):

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, is entitled to tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israeli Tax Authorities will agree that the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

4.	Tax rates:

Taxable income of the Company is subject to a corporate tax rate as follow: in 2015 - 26.5%, in 2016 - 25% and in 2017 - 24%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The deferred tax balances as of December 31, 2017 have been calculated based on the revised tax rates.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also Note 13.a2).

b.	Tax Reform:

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “TCJA”). The TCJA makes broad and complex changes to the Code. The changes include, but are not limited to:

•	A corporate income tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017;
•
The transition of U.S. international taxation from a worldwide tax system to a territorial system by providing a 100 percent deduction to an eligible U.S. shareholder on foreign sourced dividends received from a foreign subsidiary;

•
A one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as November 2, 2017 or of December 31, 2017 (based on the higher foreign earnings balance on the measurement dates); and

•
Taxation of Global Intangible Low-Taxed Income (“GILTI”) earned by foreign subsidiaries beginning after December 31, 2017. The GILTI tax imposes a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations.

The TCJA makes certain changes to the depreciation rules and implements new limits on the deductibility of certain executive compensation paid by the Company’s U.S. subsidiary.

ACS 740 requires companies to account for the tax effects of changes in income tax rates and laws in the period in which legislation is enacted (December 22, 2017). ASC 740 does not specifically address accounting and disclosure guidance in connection with the income tax effects of the TCJA. Consequently, on December 22, 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118 (“SAB 118”), to address the application of ASC 740 in the reporting period that includes the date the TCJA was enacted. SAB 118 allows companies a reasonable period of time to complete the accounting for the income tax effects of the TCJA.

The deferred tax balances as of December 31, 2017 have been calculated based on the revised tax rates.

At December 31, 2017, the Company had not completed the accounting for the income tax effects of the TCJA. However, pursuant to SAB 118, the Company has made provisional estimates of the effects of existing deferred tax assets and liabilities and the one-time transition tax. The Company believes the accounting for the tax effects will be completed upon the filing of the 2017 federal and state tax returns in 2018. The Company does not expect that the TCJA will have a material impact on its consolidated financial statements and related disclosures.

The Company has not yet adopted an accounting policy related to GILTI and will continue to perform further analysis during the SAB 118 measurement period to evaluate the GILTI provisions and the effects to the Company’s financial statements.

c.	Net operating loss carry-forward:

As of December 31, 2017, the Company had cumulative losses for tax purposes in the amount of approximately $11,500 which can be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2017, the Company recorded a net deferred tax asset of $5,013 in respect of such carry-forward tax losses and other temporary differences.

As of December 31, 2017, the Company's Israeli subsidiaries have estimated total available carry-forward tax losses of approximately $75,500. The net operating losses may be claimed and offset against taxable income in the future for an indefinite period.

The Company's U.S. subsidiary has estimated total available carry-forward tax losses of approximately $67,800 to offset against future U.S federal taxable income and $1,600 to offset against state taxable income in the U.S. These carry-forward tax losses expire between 2022 and 2032. As of December 31, 2017, the Company's U.S subsidiary recorded a deferred tax asset of $1,673 relating to the available net carry forward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2015	2016	2017

Domestic	$1,007	$4,151	$5,948
Foreign	2,141	3,443	3,692

	$3,148	$7,594	$9,640

e.	Taxes on income are comprised as follows:

	Year Ended December 31,
	2015	2016	2017

Current taxes	$806	$831	$688
Deferred tax expense (income)	1,976	(9,475)	4,922

	$2,782	$(8,644)	$5,610

Domestic	$1,458	$(6,576)	$2,979
Foreign	1,324	(2,068)	2,631

	$2,782	$(8,644)	$5,610

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2017

Deferred tax assets:
Net operating loss carry-forward	$41,781	$34,708
Reserves and allowances	8,916	4,195

Net deferred tax assets before valuation allowance	50,697	38,903
Less - Valuation allowance	(39,090)	(32,217)

Deferred tax asset	$11,607	$6,686

Deferred tax liability	$(473)	$(389)

Deferred tax asset
Domestic:	7,849	5,013
Foreign:	3,758	1,673
	$11,607	$6,686

Deferred tax liability
Foreign:	$(473)	$(389)

g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2015	2016	2017

Income before taxes, as reported in the consolidated statements of operations	$3,148	$7,594	$9,640

Israeli statutory corporate tax rate	26.5%	25.0%	24.0%

Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$834	$1,898	$2,314
Income tax at rate other than the Israeli statutory corporate tax rate	361	(749)	429
Non-deductible expenses, including share-based compensation expenses	1,338	744	629
Losses for which valuation allowance was provided (utilized)	209	(11,373)	975
Impact of rate change	-	679	943
Other	40	157	320

Actual tax expense (benefit)	$2,782	$(8,644)	$5,610

h.	Unrecognized tax benefits:

The Company's unrecognized tax benefits as of December 31, 2016 and 2017 are $158.

The Company recognized interest and penalties related to unrecognized tax benefits in tax expenses in the amount of $7, $9 and $10 for the years ended December 31, 2015, 2016 and 2017, respectively. The liability for unrecognized tax benefits does not include the liability recorded for accrued interest and penalties of $228 and $238 at December 31, 2016 and 2017, respectively.

i.	Tax assessments:

The Company has received a final tax assessment through the tax year 2015.

The Company’s U.S. subsidiary is currently undergoing an income tax examination by the Internal Revenue Service for the 2015 tax year.